Newbuildings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Movement in Newbuildings [Roll Forward]
Closing balance	$ 17,175	$ 20,612
Newbuildings
Movement in Newbuildings [Roll Forward]
Opening balance	3,419	1,882
Additions	2,433	4,930
Capitalized interest and loan related costs	70	95
Re-classified as Drilling Units	(3,892)	(3,335)
Disposal of tender rigs	0	(153)
Closing balance	$ 2,030	$ 3,419